TRADING AND OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables)	12 Months Ended
Dec. 31, 2017
Financial assets at fair value through profit or loss, classified as held for trading, category [member]
TRADING AND OTHER FINANCIAL ASSETS AT FAIR VALUE THROUGH PROFIT OR LOSS (Tables) [Line Items]
Disclosure of Trading and Other Financial Assets at Fair Value Through Profit or Loss [text block]	These assets are comprised as follows:

	2017			2016
	Trading assets £m	Other financial assets at fair value through profit or loss £m	Total £m	Trading assets £m	Other financial assets at fair value through profit or loss £m	Total £m
Loans and advances to customers	29,976	–	29,976	30,473	–	30,473
Loans and advances to banks	1,614	–	1,614	2,606	–	2,606
Debt securities:
Government securities	9,833	12,187	22,020	11,828	14,904	26,732
Other public sector securities	–	1,527	1,527	–	1,325	1,325
Bank and building society certificates of deposit	–	222	222	–	244	244
Asset-backed securities:
Mortgage-backed securities	189	211	400	47	660	707
Other asset-backed securities	95	926	1,021	69	1,469	1,538
Corporate and other debt securities	523	19,467	19,990	224	19,608	19,832
	10,640	34,540	45,180	12,168	38,210	50,378
Equity shares	6	86,084	86,090	6	67,691	67,697
Treasury and other bills	–	18	18	–	20	20
Total	42,236	120,642	162,878	45,253	105,921	151,174